Employee Benefits Plan - Summary of Net Surpluses (Obligations) of Material Defined Benefit Plans (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [Line Items]
Fair value of plan assets	$ 2,857	$ 7,142
Net plan obligations	701	954	$ 1,399
Net plan surpluses	(7)	(30)
Net plan obligations	(708)	(984)
Other Post Employment Benefits [Member]
Disclosure of defined benefit plans [Line Items]
Net plan obligations	112	142	$ 140
Material defined benefit plans [Member]
Disclosure of defined benefit plans [Line Items]
Present value of plan obligations	(3,547)	(7,621)
Fair value of plan assets	2,857	7,142
Total	(690)	(479)
Unrecognized plan assets		(437)
Net plan obligations	(690)	(916)
Net plan surpluses	5	28
Net plan obligations	(695)	(944)
Material defined benefit plans [Member] | Funded Plans [member]
Disclosure of defined benefit plans [Line Items]
Present value of plan obligations	(3,164)	(7,182)
Fair value of plan assets	2,857	7,142
Total	(307)	(40)
Unrecognized plan assets		(437)
Net plan obligations	(307)	(477)
Net plan surpluses	5	28
Net plan obligations	(312)	(505)
Material defined benefit plans [Member] | UnFunded Plans [member]
Disclosure of defined benefit plans [Line Items]
Present value of plan obligations	(279)	(325)
Total	(279)	(325)
Net plan obligations	(279)	(325)
Net plan obligations	(279)	(325)
Material defined benefit plans [Member] | Other Post Employment Benefits [Member]
Disclosure of defined benefit plans [Line Items]
Present value of plan obligations	(104)	(114)
Total	(104)	(114)
Net plan obligations	(104)	(114)
Net plan obligations	$ (104)	$ (114)